Expense Example - 1290 Retirement 2020 Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 637
Expense Example, with Redemption, 3 Years	1,100
Expense Example, with Redemption, 5 Years	1,588
Expense Example, with Redemption, 10 Years	2,929
Class T
Expense Example:
Expense Example, with Redemption, 1 Year	340
Expense Example, with Redemption, 3 Years	817
Expense Example, with Redemption, 5 Years	1,321
Expense Example, with Redemption, 10 Years	2,705
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	2,257
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	658
Expense Example, with Redemption, 5 Years	1,225
Expense Example, with Redemption, 10 Years	$ 2,771